COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 12 months ended Jun. 30, 2025 ¥ in Thousands, $ in Millions	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCY
Severance Payments	¥ 9,340	$ 1.3